Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Rent expense	$ 1,500,000	$ 1,900,000	$ 4,300,000	$ 6,000,000.0	$ 7,300,000	$ 7,400,000
Related party transaction, due from related party	400,000		400,000		600,000	300,000
BCG Chantilly, LLC
Related Party Transaction [Line Items]
Related party transaction, due from (to) related party	0		0		$ 0
Rent expense	$ 21,000	20,000	$ 61,000	60,000
BCG Chantilly, LLC | Mr. Bowman, Mr. Bruen and Mr. Hickey
Related Party Transaction [Line Items]
Ownership percentage	63.60%		63.60%		63.60%
Bowman Lansdowne Development, LLC
Related Party Transaction [Line Items]
Notes receivable	$ 500,000		$ 500,000		$ 500,000	500,000
Lansdowne Development Group, LLC
Related Party Transaction [Line Items]
Notes receivable	400,000		400,000		400,000	200,000
Accounts receivable	100,000		100,000		100,000	200,000
Bowman Realty Investments 2010, LLC
Related Party Transaction [Line Items]
Notes receivable	200,000		200,000		200,000	200,000
Alwington Farm Developers, LLC
Related Party Transaction [Line Items]
Notes receivable	1,200,000		1,200,000		1,200,000	1,200,000
Accounts receivable						400,000
Administrative, Accounting and Project Management Services
Related Party Transaction [Line Items]
Related Party transaction, cost of service			100,000	0
Related party transaction, due from related party	100,000	$ 0	100,000	$ 0
Leesburg Acquisition Partners (LAP) | Mr. Bowman, Mr. Bruen and Mr. Hickey
Related Party Transaction [Line Items]
Back charge payments	28,808
Other Than Lease Transaction | BCG Chantilly, LLC
Related Party Transaction [Line Items]
Notes due to related party						200,000
Salary | Gregory Bowman | Whole Time Employee
Related Party Transaction [Line Items]
Payment to related party towards salary					100,000	100,000
Expenses In Respect Of Real Estate Projects | BLD Three BR Thirteen And Bowman And Family Having Ownership Interest In A Real Estate Company
Related Party Transaction [Line Items]
Related Party transaction, cost of service					100,000	100,000
Unsecured Advance | Bowman | Other Noncurrent Assets
Related Party Transaction [Line Items]
Related party transaction, due from related party						800,000
Notes Receivable | Bowman
Related Party Transaction [Line Items]
Notes due to related party						5,400,000
Notes Receivable | Labovitz
Related Party Transaction [Line Items]
Notes due to related party						500,000
2015 Acquisition
Related Party Transaction [Line Items]
Related party transaction, due to related party	300,000		300,000		300,000	300,000
KTA Group Inc.
Related Party Transaction [Line Items]
Related party transaction, due to related party	$ 4,800,000		$ 4,800,000		$ 2,200,000	$ 2,000,000.0